CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS:
Cash and cash equivalents	$ 367,717	$ 97,463
Trade receivables, net	165,063	153,544
Other receivables	18,236	17,615
Current tax assets	981	2,029
TOTAL CURRENT ASSETS	551,997	270,651
Fixed assets, net	3,464	3,292
Right-of-use assets	13,955	18,657
Intangible assets, net	208,220	224,500
Deferred tax assets	24,431	16,073	[1]
Other long term assets	672	1,834
TOTAL NON-CURRENT ASSETS	250,742	264,356
TOTAL ASSETS	802,739	535,007
LIABILITIES:
Current maturities of lease liabilities	7,119	9,047
Trade payables	161,812	125,863
Other payables	42,900	47,122
Current tax liabilities	8,836	3,162
TOTAL CURRENT LIABILITIES	220,667	185,194
Employee benefits	426	495
Long-term lease liabilities	7,876	12,162
Deferred tax liabilities	1,395	319	[1]
Other long-term liabilities	0	7,824
TOTAL NON-CURRENT LIABILITIES	9,697	20,800
TOTAL LIABILITIES	230,364	205,994
SHAREHOLDERS’ EQUITY:
Share capital	442	380
Share premium	437,476	264,831
Other comprehensive income	698	3,330
Retained earnings	133,759	60,472
TOTAL SHAREHOLDERS’ EQUITY	572,375	329,013
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 802,739	$ 535,007

[1]	See Note 2f